Short-Term Borrowings (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)
Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 2,000,000,000	$ 2,000,000,000
Number of revolving credit facilities extension options | item	1
Extension period for revolving line of credit	1 year	1 year
Possible additional increase in borrowing capacity amount		$ 400,000,000
Increments in additional bororwing capacity	$ 100,000,000
Maximum pricing adjustment on commitment fee, percentage	0.01%	0.01%
Maximum pricing adjustment on applicable margin, percentage	0.05%	0.05%
Maximum indebtness amount before default	$ 100,000,000	$ 100,000,000
Maximum judgement for payment amount before default	$ 100,000,000	$ 100,000,000
Discharge period	60 days	60 days
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount		$ 100,000,000
Spread over variable rate	0.00%
Commitment fee	0.075%	0.075%
Debt to capitalization ratio	0.65	0.65
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount	$ 400,000,000
Spread over variable rate	0.50%
Commitment fee	0.225%	0.225%
Debt to capitalization ratio	1	1
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 2,000,000,000	$ 2,000,000,000
Commercial Paper [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility, term	397 days	397 days
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.85%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.10%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.875%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.50%
Federal Funds Effective Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.50%
Federal Funds Effective Rate [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.50%
Federal Funds Effective Rate [Member] | Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.00%
Federal Funds Effective Rate [Member] | Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.50%
Secured Overnight Financing Rate (SOFR) [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.00%
Secured Overnight Financing Rate (SOFR) [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate adjustment	0.10%
Variable rate plus interest rate adjustment	1.00%
Secured Overnight Financing Rate (SOFR) [Member] | Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.875%
Secured Overnight Financing Rate (SOFR) [Member] | Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	1.50%
Federal Funds Effective Rate or Overnight Bank Funding Rate [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.50%